Taxation (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Current tax expense:
Total current tax expense	$ 4,000,000	$ 8,300,000
Deferred tax expense:
Total income tax expense	4,000,000	8,400,000
Effective income tax rate reconciliation
United Kingdom statutory income tax rate	21.50%	23.20%
Effect of other tax jurisdictions	(13.10%)	(16.80%)
Effective income tax rate	8.40%	6.40%
Net deferred tax assets
Net operating loss carryfoward	9,500,000		9,500,000
Deferred mobilization revenue	300,000		300,000
Total deferred tax assets	9,800,000		9,800,000
Deferred tax liabilities	0		0
United Kingdown
Current tax expense:
Total current tax expense	0	0
Deferred tax expense:
Deferred tax expense	0	100,000
Foreign
Current tax expense:
Total current tax expense	4,000,000	8,300,000
Deferred tax expense:
Deferred tax expense	$ 0	$ 0